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                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                     TEMPLETON REGION FUNDS - ADVISOR CLASS
                              DATED AUGUST 1, 1998

The prospectus is amended as follows:

I. The following is added under "What Are the Risks of Investing in the Funds?":

         YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the Investment Manager considers.

         The Investment Manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The Investment Manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

         If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.

         EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

         The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

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         Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the fund will not be adversely affected, the Investment Manager and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

II. The following is added after the "Administrative Services" section o "Who Manages the Funds":

         YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

         When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by the Investment Manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

         The Investment Manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and the Investment Manager may have no control.

III. Under "How Is the Trust Organized?", the fourth and sixth sentences in the first paragraph are replaced with the following:

         All shares outstanding before the offering of Advisor Class shares have been designated Templeton Greater European Fund - Class A and Templeton Greater European Fund - Class C.

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         All shares outstanding before the offering of Advisor Class shares have been designated Templeton Latin America Fund - Class A and Templeton Latin America Fund - Class C.

         All references in the prospectus to Class I shares are replaced with Class A and all references to Class II are replaced with Class C.

IV. In step 2 under "How Do I Buy Shares? - Opening Your Account," the minimum investment to add to your account is changed from $25 to $50.

V. Under "May I Exchange Shares for Shares of Another Fund? - Exchange Restrictions" the third bulleted item is replaced with the following:

       Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

VI.    In the "By Phone" section of the chart under "How Do I Sell Shares?",

         (a) the first bulleted item is replaced with the following:

      /bullet/ If the request is $100,000 or less. Institutional accounts may
               exceed  $100,000  by  completing  a  separate   agreement.  Call
               Institutional Services to receive a copy.

         (b) and the third bulleted item is deleted.

VII. Distribution option 3 in the section "What Distributions Might I Receive From the Funds? - Distribution Options" is replaced with the following:

         3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

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VIII.     Under "Transaction Procedures and Special Requirements,"

         (a) the section "Joint Accounts" is replaced with the following:

         JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

         Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

         (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

         (c) the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

IX.       Under "Services to Help You Manage Your Account,"

         (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

         Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

         (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

         If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

         (c) and the following new section is added after the section "Systematic Withdrawal Plan":

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         ELECTRONIC FUND TRANSFERS

         You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

X. In the "Useful Terms and Definitions" section, the definition of "Class I, Class II and Advisor Class" is replaced with the following:

         CLASS A, CLASS C AND ADVISOR CLASS - Each fund offers three classes of shares, designated "Class A," "Class C" and "Advisor Class." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Certain funds in the Franklin Templeton Funds also offer a class of shares designated "Class B."

                 Please keep this supplement for future reference.